ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of changes in accumulated other comprehensive  loss  (“AOCL”)  during the  years  ended December 31 follows (1):

		Dispropor-
		tionate			Dispropor-
	Unrealized	Tax Effects			tionate
	Losses on	from	Unrealized	Unrealized	Tax Effects
	Available	Securities	Losses on	Losses on	from Cash
	for Sale	Available	Cash Flow	Settled	Flow
	Securities	for Sale	Hedges	Derivatives	Hedges	Total
			(In thousands)

2014
Balances at beginning of period	$(3,200)	$(5,798)	$-	$(247)	$-	$(9,245)
Other comprehensive income before reclassifications	3,570	-	-	-	-	3,570
Amounts reclassified from AOCL	(208)	-	-	247	-	39
Net current period other comprehensive income	3,362	-	-	247	-	3,609
Balances at end of period	$162	$(5,798)	$-	$-	$-	$(5,636)
2013
Balances at beginning of period	$(516)	$(5,617)	$(739)	$-	$(1,186)	$(8,058)
Income tax	181	(181)	258	-	(258)	-
Balances at beginning of period, net of tax	(335)	(5,798)	(481)	-	(1,444)	(8,058)
Terminated cash flow hedge	-	-	370	(370)	-	-
Other comprehensive income before reclassifications	(2,877)	-	(24)	-	-	(2,901)
Amounts reclassified from AOCL	12	-	135	123	1,444	1,714
Net current period other comprehensive income (loss)	(2,865)	-	111	123	1,444	(1,187)
Balances at end of period	$(3,200)	$(5,798)	$-	$(247)	$-	$(9,245)
2012
Balances at beginning of period	$(3,579)	$(5,617)	$(1,103)	$(436)	$(1,186)	$(11,921)
Other comprehensive income (loss) before reclassifications	3,917	-	(127)	-	-	3,790
Amounts reclassified from AOCL	(854)	-	491	436	-	73
Net current period other comprehensive income	3,063	-	364	436	-	3,863
Balances at end of period	$(516)	$(5,617)	$(739)	$-	$(1,186)	$(8,058)
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(1) 2014 and 2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).

Summary of reclassifications out of each component of AOCL
A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

Reclassified
	From	Affected Line Item in
AOCL Component	AOCL	Consolidated Statements of Operations
(In thousands)
2014
Unrealized losses on available for sale securities
	$329	Net gains on securities
	(9)	Net impairment loss recognized in earnings
	320	Total reclassifications before tax
	112	Tax expense (benefit)
	$208	Reclassifications, net of tax
Unrealized losses on settled derivatives
	$(380)	Interest expense
	(133)	Tax expense (benefit)
	$(247)	Reclassification, net of tax
	$(39)	Total reclassifications for the period, net of tax
2013
Unrealized losses on available for sale securities
	$7	Net gains on securities
	(26)	Net impairment loss recognized in earnings
	(19)	Total reclassifications before tax
	(7)	Tax expense (benefit)
	$(12)	Reclassifications, net of tax
Unrealized losses on cash flow hedges
	$(208)	Interest expense
	(73)	Tax expense (benefit)
	$(135)	Reclassification, net of tax
Unrealized losses on settled derivatives
	$(189)	Interest expense
	(66)	Tax expense (benefit)
	$(123)	Reclassification, net of tax
Disproportionate tax effects from cash flow hedges	$1,444	Tax expense (benefit)
	$(1,714)	Total reclassifications for the period, net of tax

Reclassified
	From	Affected Line Item in
AOCL Component	AOCL	Consolidated Statements of Operations
(In thousands)
2012
Unrealized losses on available for sale securities
	$1,193	Net gains on securities
	(339)	Net impairment loss recognized in earnings
	854	Total reclassifications before tax
	-	Tax expense (benefit)
	$854	Reclassifications, net of tax
Unrealized losses on cash flow hedges
	$(491)	Interest expense
	-	Tax expense (benefit)
	$(491)	Reclassification, net of tax
Unrealized losses on settled derivatives
	$(436)	Interest expense
	-	Tax expense (benefit)
	$(436)	Reclassification, net of tax
	$(73)	Total reclassifications for the period, net of tax